Income Tax Expense - Reconciliations of Effective Income Tax Rates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax	¥ 282,751	¥ 831,892	¥ 1,118,976
Income tax expense	¥ 51,768	¥ 184,306	¥ 229,378
Effective income tax rate	18.30%	22.20%	20.50%
Effective statutory tax rate in Japan	30.60%	30.60%	30.90%
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(20.00%)	(0.80%)	(5.70%)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures-net	18.90%	1.80%	0.30%
Non-Japanese earnings	(4.40%)	(3.00%)	(3.60%)
Nontaxable dividends received	(3.30%)	(4.80%)	(0.80%)
Tax impact of share of post-tax profit in associates and joint ventures	(2.60%)	(1.50%)	(1.40%)
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable	(2.40%)	1.00%
Tax impact of impairment losses of goodwill			0.80%
Others-net	1.50%	(1.10%)
Effective income tax rate	18.30%	22.20%	20.50%